UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04527)

Exact name of registrant as specified in charter:	Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2012

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund

The fund's portfolio
8/31/11 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes
MUNICIPAL BONDS AND NOTES (98.3%)(a)
	Rating(RAT)	Principal amount	Value

California (1.7%)

CA State Pub. Wks. Board Rev. Bonds, Ser. A-1, 6s, 3/1/35	A2	$800,000	$836,200

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	1,000,000	112,560

San Joaquin Cnty. Trans. Auth. Rev. Bonds, Ser. A, 5 1/2s, 3/1/41	AA	650,000	685,861

			1,634,621
Guam (0.9%)

Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 6 1/2s, 11/1/40	BBB+	500,000	515,480

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	300,000	275,436

			790,916
Minnesota (91.9%)

Anoka Cnty., G.O. Bonds, Ser. A
5s, 2/1/24	Aa1	620,000	695,181
5s, 2/1/24	AAA	470,000	534,982

Becker, Poll. Control Rev. Bonds (Northern States Pwr.), Ser. A, 8 1/2s, 3/1/19	A1	1,000,000	1,083,620

Brainerd, G.O. Bonds (Indpt. School Dist. No. 181), Ser. A
FGIC, NATL, 5s, 2/1/20 (Prerefunded 8/1/12)	Aa2	1,000,000	1,036,770
4s, 2/1/21	AAA	500,000	555,745

Burnsville, G.O. Bonds (Indpt. School Dist. No. 191), Ser. A, 5s, 2/1/25	Aa2	865,000	954,476

Cohasset, Poll. Control Rev. Bonds (Allete, Inc.), 4.95s, 7/1/22	A2	1,000,000	1,027,450

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/38	BBB-	1,250,000	1,293,050

Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds (BSM Properties, Inc.), Ser. A, 5 7/8s, 12/1/28	B+/P	75,000	64,211

Duluth, Hsg. & Redev. Auth. Rev. Bonds (Pub. Schools Academy), Ser. A, 5 7/8s, 11/1/40	BBB-	500,000	448,565

East Grand Forks, Poll. Control Rev. Bonds (American Crystal Sugar), Ser. A, 6s, 4/1/18	BBB+	675,000	683,579

Farmington, G.O. Bonds (Indpt. School Dist. No. 192), Ser. B, AGM, 5s, 2/1/19	Aa2	1,080,000	1,207,170

Hennepin Cnty., Sales Tax Rev. Bonds
(Ball Park), Ser. B, 5s, 12/15/26	AA+	3,855,000	4,173,530
4 3/4s, 12/15/29	Aaa	500,000	531,150

Intl. Falls, Poll. Control Rev. Bonds (Boise Cascade Corp.), 5.65s, 12/1/22	B-	350,000	303,048

Mankato, Multi-Fam. VRDN (Hsg. Highland), 0.17s, 5/1/27	A-1	300,000	300,000

Maple Grove, G.O. Bonds, Ser. A, 5s, 2/1/22	Aaa	2,575,000	2,906,712

Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove Hosp. Corp.), 5 1/4s, 5/1/37	Baa1	1,500,000	1,448,655

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care Syst. Rev. Bonds (Children's Hlth. Care Fac.), Ser. A, 5 1/4s, 8/15/35	A+	500,000	517,660

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.)
Ser. B-2, 0.13s, 11/15/35	VMIG1	1,250,000	1,250,000
Ser. B-1, 0.12s, 11/15/35	VMIG1	300,000	300,000

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. A, 5s, 1/1/35	AA-	1,000,000	1,038,540
Ser. A, NATL, 5s, 1/1/28	A	1,160,000	1,171,867
Ser. B, 5s, 1/1/22	AA-	1,250,000	1,348,313
Ser. A, NATL, 5s, 1/1/21	A	500,000	512,430

Minneapolis, Rev. Bonds (National Marrow Donor Program), 4 7/8s, 8/1/25	BBB	650,000	629,870

Minneapolis, Multi-Fam. Rev. Bonds (East Bank), GNMA Coll., 5 3/4s, 10/20/42	Aaa	700,000	707,714

Minnetonka, COP (Indpt. School Dist. No. 276), Ser. E, 5s, 3/1/29	Aa1	350,000	380,706

Minnetonka, G.O. Bonds (Indpt. School Dist. No. 276)
Ser. E, 5s, 2/1/28	Aaa	1,500,000	1,649,685
Ser. B, AGM, zero %, 2/1/23	Aaa	2,350,000	1,472,322

MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran Good Samaritan Society), 6 5/8s, 8/1/25	A3	795,000	804,007
(Hlth. Care Syst.), Ser. A, NATL, 5 1/2s, 11/15/17	A2	610,000	611,257
(Hlth. Care), Ser. C-1, AGO, 5s, 2/15/30	AA+	1,000,000	1,034,060

MN State G.O. Bonds
U.S. Govt. Coll., 5s, 8/1/24 (Prerefunded 8/1/14)	AAA	1,500,000	1,697,535
(State Trunk Hwy.), Ser. B, 4s, 8/1/26	AAA	500,000	529,965

MN State College & U. Rev. Bonds, Ser. A, 5s, 10/1/31	Aa2	1,000,000	1,089,980

MN State Higher Ed. Fac. Auth. Rev. Bonds
(U. of St. Thomas), Ser. 6-W, 6s, 10/1/30	A2	1,500,000	1,619,955
(Bethel U.), Ser. 6-R, 5 1/2s, 5/1/37	BBB-/P	1,000,000	958,840
(The College of St. Catherine), Ser. 5-N1, 5 3/8s, 10/1/32	Baa1	500,000	500,105
(U. of St. Thomas), Ser. 6-X, 5 1/4s, 4/1/39	A2	500,000	517,530
(College of St. Benedict), Ser. 5-W, 5 1/4s, 3/1/24	Baa1	250,000	252,915
(St. Scholastica College), Ser. H, 5 1/8s, 12/1/40	Baa2	750,000	712,395
(Carleton College), Ser. D, 5s, 3/1/40	Aa2	1,000,000	1,060,820
(U. of St. Thomas), Ser. 7-A, 5s, 10/1/39	A2	500,000	515,720
(Gustavus Adolfus), Ser. 7-B, 5s, 10/1/31	A3	500,000	528,875
(St. Olaf College), Ser. 6-0, 5s, 10/1/20	A1	1,000,000	1,106,770
(The College of St. Catherine), Ser. 5-N1, 5s, 10/1/18	Baa1	500,000	508,740
(St. John's U.), Ser. 6-G, 5s, 10/1/15	A2	1,525,000	1,736,868
(St. John's U.), Ser. 6-U, 4 3/4s, 10/1/33	A2	500,000	507,480
(St. Olaf College), Ser. 7-F, 4 1/2s, 10/1/30	A1	750,000	774,578

MN State Hsg. Fin. Agcy. Rev. Bonds
(Res. Hsg. Fin.), Ser. M, 5 3/4s, 1/1/37	Aa1	1,520,000	1,645,719
(Res. Hsg. Fin.), Ser. E, 5.1s, 1/1/40	Aa1	950,000	958,465
(Res. Hsg.), Ser. H, 5s, 1/1/36	Aa1	305,000	303,933
(Res. Hsg. Fin.), Ser. B, 4.9s, 7/1/37	Aa1	1,710,000	1,632,759
(Res. Hsg. Fin.), Ser. L, 4.9s, 7/1/22	Aa1	1,955,000	2,004,520
(Res. Hsg.), Ser. H, 4 3/8s, 1/1/14	Aa1	300,000	308,622

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
5 1/4s, 10/1/27	A3	1,000,000	1,067,300
5s, 10/1/30	A3	500,000	522,990

MN State Office of Higher Ed. Rev. Bonds (Student Loan), 5s, 11/1/29	AA	1,000,000	1,021,300

Monticello-Big Lake Cmnty., Hosp. Dist. Gross Rev. Bonds (Hlth. Care Fac.), Ser. A, 4.8s, 12/1/18	BBB/P	500,000	514,650

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks)
6 1/2s, 10/1/47	BB/P	500,000	505,450
6 1/8s, 10/1/39	BB/P	315,000	315,221

Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
Ser. A-2, 5s, 1/1/24	A2	500,000	559,180
Ser. A, AGO, 5s, 1/1/21	AA+	1,000,000	1,119,200

Northfield, Hosp. Rev. Bonds
5 3/8s, 11/1/26	BBB-	750,000	760,883
5 1/4s, 11/1/21	BBB-	500,000	515,420

Ramsey Cnty., Hsg. & Redev. Auth. Multi-Fam. Rev. Bonds (Hanover Townhouses), 6s, 7/1/31	Aa2	1,150,000	1,150,541

Rochester, Hlth. Care Fac. Rev. Bonds
(Olmsted Med. Ctr.), 5 7/8s, 7/1/30	BBB/F	1,000,000	988,130
(Mayo Clinic), Ser. D, 5s, 11/15/38	Aa2	500,000	521,075
(Mayo Clinic), Ser. E, 5s, 11/15/38	Aa2	750,000	781,613

Rocori Area Schools, G.O. Bonds (Indpt. School Dist. No. 750), Ser. B, 5s, 2/1/28	AAA	525,000	575,951

Sartell, Env. Impt. Rev. Bonds, Ser. A, 5.2s, 6/1/27	BBB	500,000	484,295

Southern MN Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A
5 1/4s, 1/1/30	A1	750,000	810,420
NATL, zero %, 1/1/24	A1	2,000,000	1,161,520

St. Cloud, Hlth. Care Rev. Bonds (Centracare Hlth. Syst.), AGO, 5 3/8s, 5/1/31	Aa3	1,000,000	1,065,390

St. Louis Park, Hlth. Care Fac. Rev. Bonds (Nicollet Hlth. Svcs.)
5 3/4s, 7/1/39	A	1,000,000	1,015,630
Ser. C, 5 3/4s, 7/1/30	A	1,000,000	1,025,390

St. Paul, Hsg. & Redev. Auth. Rev. Bonds
(Rossy & Richard Shaller), Ser. A, 5.05s, 10/1/27	BB-/P	550,000	462,451
Ser. A, 5s, 8/1/35	A1	385,000	391,626

St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds
(Gillette Children's Specialty), 5s, 2/1/29	A-	1,000,000	972,770
(Allina Hlth. Syst.), Ser. A, NATL, 5s, 11/15/19	AA-	1,000,000	1,109,820

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds
(Regions Hosp.), 5.3s, 5/15/28	A3	1,515,000	1,473,989
(HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	450,000	436,046

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast)
6s, 11/15/35	Ba1	500,000	485,670
Ser. B, 5.85s, 11/1/17	Ba1	750,000	750,518

St. Paul, Port Auth. Rev. Bonds (Brownfields Redev.), Ser. 2, 4 1/2s, 3/1/27	AA+	1,305,000	1,359,693

St. Paul, Port Auth. VRDN (MN Pub. Radio), Ser. 7, 0.15s, 5/1/25	VMIG1	1,100,000	1,100,000

St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp. Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB+/P	750,000	611,280

U. of MN Rev. Bonds
Ser. A, 5 3/4s, 7/1/17 (Escrowed to maturity)	AA	2,160,000	2,666,974
Ser. A, 5 1/2s, 7/1/21 (Escrowed to maturity)	AA	1,000,000	1,219,970
Ser. A, 5 1/4s, 12/1/30	Aa1	1,000,000	1,137,880
Ser. A, 5 1/4s, 4/1/29	Aa1	500,000	561,620
Ser. C, 5s, 12/1/21	Aa1	500,000	591,655

Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth. Oblig. Group)
Ser. A, 6s, 7/1/34	BBB-	250,000	249,358
5s, 7/1/16	BBB-	425,000	433,534
5s, 7/1/15	BBB-	450,000	460,958
5s, 7/1/14	BBB-	425,000	435,634

			87,542,409
Puerto Rico (3.8%)

Cmnwlth. of PR, G.O. Bonds
Ser. A, 6 1/2s, 7/1/40	Baa1	1,000,000	1,067,170
(Pub. Impt.), Ser. A, 5 3/4s, 7/1/41	Baa1	1,000,000	992,850

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. XX, 5 1/4s, 7/1/40	A3	815,000	785,644
Ser. ZZ, 5 1/4s, 7/1/26	A3	500,000	517,445

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, NATL, zero %, 8/1/44	Aa2	2,000,000	246,900

			3,610,009
TOTAL INVESTMENTS

Total investments (cost $89,601,877)(b)			$93,577,955

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2011 through August 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $95,222,782.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $89,601,877, resulting in gross unrealized appreciation and depreciation of $4,475,328 and $499,250, respectively, or net unrealized appreciation of $3,976,078.
	The rates shown on VRDN are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	23.7%
	Education	15.9
	Local government	11.6
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$93,577,955	$—

Totals by level	$—	$93,577,955	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 27, 2011